UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09941

                             Ambassador Funds
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               (Exact name of registrant as specified in charter)

                             500 Griswold Street, Suite 2800
                             Detroit, MI 48226
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               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              500 Griswold Street, Suite 2800
                              Detroit, MI 48226
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
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                     Date of fiscal year end: July 31
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                     Date of reporting period: October 31, 2009
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


AMBASSADOR MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2009




COMMERCIAL PAPER - 28.1%
PRINCIPAL AMOUNT                                                     MATURITY DATE               VALUE


Aerospace/Defense - Equipment - 2.4%
   9,577,000   United Technologies Corp. (b), 0.10%                     11/06/09            $9,576,867


Banking-U.S. - 3.1%
  12,000,000   Standard Chartered Bank (b), 1.00%                       11/23/09            11,992,666


Banking-Foreign-Belgium - 2.6%
  10,000,000   Fortis Funding LLC (b), 0.99%                            11/23/09             9,993,950


Banking-Foreign-Denmark - 2.1%
   8,220,000   Danske Corp., 0.20%                                      11/05/09             8,219,817


Diversified Financial Services - 2.9%
  11,500,000   RBS Holdings USA, Inc., 0.79%                            11/09/09            11,497,981


Distribution-Wholesale - 3.5%
   1,752,000   Louis Dreyfus Corp., 0.46%                               12/08/09             1,751,172
  11,987,000   Louis Dreyfus Corp., 0.40%                               11/16/09            11,984,857
                                                                                        --------------
                                                                                            13,736,029

Finance - 7.4%
   7,000,000   Dexia Delaware LLC, 0.11%                                11/02/09             6,999,978
  11,000,000   Dexia Delaware LLC, 0.29%                                11/06/09            10,999,557
  11,000,000   HSBC Finance Corp., 1.05%                                12/14/09            10,986,204
                                                                                        --------------
                                                                                            28,985,739

Food and Kindred Products - 1.3%
   5,000,000   Nestle Capital Corp., 0.62%                              01/19/10             4,993,197


Insurance - 2.8%
   8,000,000   Metlife Short Term Funding (b), 0.62%                    11/16/09             7,997,934
   3,233,000   Metlife Short Term Funding (b), 0.30%                    11/09/09             3,232,784
                                                                                         -------------
                                                                                            11,230,718


TOTAL COMMERCIAL PAPER                                                                   -------------
  (COST $110,226,964)(a)                                                                   110,226,964


COMMERICAL PAPER-ASSET BACKED - 49.6%
PRINCIPAL AMOUNT

Automotive - 4.8%
   9,000,000   FCAR Owner Trust, 0.65%                                  11/16/09             8,997,563
  10,000,000   FCAR Owner Trust, 1.00%                                  12/01/09             9,991,667
                                                                                        --------------
                                                                                            18,989,230

Banking-U.S. - 13.0%
  13,000,000   Ebury Finance LLC (b), 0.50%                             11/03/09            12,999,639
   2,031,000   Golden Funding Corp. (b), 0.50%                          11/19/09             2,030,492
   1,967,000   Golden Funding Corp. (b), 0.50%                          11/09/09             1,966,781
   9,980,000   Golden Funding Corp. (b), 0.75%                          01/07/10             9,966,070
   5,000,000   Grampian Funding LLC (b), 0.29%                          11/30/09             4,998,832
   4,000,000   TSL (USA), Inc. (b), 0.80%                               11/19/09             3,998,400
  15,000,000   TSL (USA), Inc. (b), 0.80%                               11/13/09            14,996,000
                                                                                        --------------
                                                                                            50,956,214

Banking-Foreign-Asian - 1.3%
   5,000,000   Bryant Park Funding LLC (b), 0.15%                       11/02/09             4,999,979


Banking-Foreign-Australian - 3.8%
  10,000,000   Sydney Capital Corp. (b), 0.85%                          12/08/09             9,991,264
   5,000,000   Sydney Capital Corp. (b), 0.52%                          12/21/09             4,996,389
                                                                                        --------------
                                                                                            14,987,653

Banking-Foreign-Canadian - 4.3%
  11,000,000   White Point Funding, Inc. 1.20%                          11/16/09            10,994,500
   6,000,000   White Point Funding, Inc. 0.70%                          11/19/09             5,997,900
                                                                                        --------------
                                                                                            16,992,400

Banking-Foreign-German - 9.0%
   5,000,000   Hannover Funding Corp. (b), 0.50%                        11/05/09             4,999,722
   3,000,000   Hannover Funding Corp. (b), 0.55%                        11/04/09             2,999,862
  10,000,000   Hannover Funding Corp. (b), 0.90%                        11/03/09             9,999,500
  10,000,000   Silver Tower US Funding (b), 0.62%                       11/02/09             9,999,828
   7,579,000   Silver Tower US Funding (b), 1.08%                       11/04/09             7,578,385
                                                                                        --------------
                                                                                            35,577,297

Banking-Foreign-Netherlands - 3.9%
  6,365,000   Amstel Funding Corp. (b), 1.10%                           11/12/09             6,362,861
  9,000,000   Atlantis One Funding Corp. (b), 0.21%                     12/17/09             8,997,585
                                                                                        --------------
                                                                                            15,360,446

Finance - 1.3%
  5,000,000   Chesham Finance, LLC (b), 0.50%                           11/03/09             4,999,861


Finance-Other Services - 3.5%
  1,230,000   Govco LLC (b), 0.22%                                      11/25/09             1,229,820
 12,500,000   Govco LLC (b), 0.77%                                      12/15/09            12,488,236
                                                                                        --------------
                                                                                            13,718,056

Insurance - 4.7%
  2,500,000   Autobahn Funding Co. LLC (b), 0.70%                       11/02/09             2,499,951
  7,000,000   Autobahn Funding Co. LLC (b), 0.63%                       11/09/09             6,999,020
  9,000,000   Autobahn Funding Co. LLC (b), 0.62%                       11/23/09             8,996,590
                                                                                        --------------
                                                                                            18,495,561

                                                                                        --------------
TOTAL COMMERCIAL PAPER-ASSET BACKED (d)                                                    195,076,697
   (COST $195,076,697)(a)



U.S. GOVERNMENT AGENCY - 22.4%
PRINCIPAL AMOUNT

 10,000,000   Federal Home Loan Bank, 0.18400%                          07/13/10            10,000,852
 15,000,000   Federal Home Loan Bank, 0.39600%                          02/19/10            15,007,198
 15,000,000   Federal Home Loan Bank, 0.79000%                          03/12/10            15,000,000
 10,000,000   Federal Home Loan Bank, 0.08300%                          12/17/09             9,996,102
 10,000,000   Federal Home Loan Bank, 0.24500%                          11/20/09             9,998,153
 10,000,000   Federal Home Loan Mortgage Corp., 0.37875%                03/09/11            10,028,950
  3,000,000   Federal Home Loan Mortgage Corp., 2.75000%                11/13/09             3,001,956
 15,000,000   Federal National Mortgage Assoc., 0.17438%                07/13/10            14,992,605

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY                                                                88,025,816
   (COST $88,025,816)(a)



Mutual Fund - 0.00% (c)
NUMBER OF SHARES

        284   JPMorgan U.S. Government Money Market Fund - AG                                      284

                                                                                        --------------
TOTAL Mutual Fund                                                                                  284
   (COST $284)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.1%                                                                 393,329,761
  (COST $393,329,761)(a)

OTHER ASSETS LESS LIABILITIES - (0.1%)                                                        (158,298)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                   $393,171,463
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(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933 and is deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)  Unrounded amount is 0.0001%.

(d) The underlying assets of the Fund's Asset-Backed Commercial Paper (ABCP) securities are principally financial instruments, including commerical loans, commercial and retail leasing and trade receivables.

*  Rate presented indicates the effective yield at time of purchase.

** Rate in effect at October 31, 2009. Variable rate securities reset daily, or quarterly, through maturity.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securites;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs, (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


The following table summarizes the Fund's investments at October 31, 2009, based on the inputs used to value them:



                                       INVESTMENTS IN SECURITIES (Unaudited)

AMBASSADOR MONEY MARKET FUND       LEVEL I    LEVEL II       LEVEL III    TOTAL

U.S. Government Agency            $      0    $  88,025,816  $       0    $  88,025,816
Commercial Paper                  $      0    $ 110,226,964  $       0    $ 110,226,964
Commercial Paper - Asset Backed   $      0    $ 195,076,697  $       0    $ 195,076,697
Money Market Fund                 $    284    $           0  $       0    $         284
                                   -------     ------------    -------     ------------
FUND TOTAL                        $    284    $ 393,329,477  $       0    $ 393,329,761
                                   =======     ============    =======     ============



The Fund's fixed income investments are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted market price in an active market, securites valued at amortized cost are considered to be valued using Level 2 inputs.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Brian T. Jeffries
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                          Brian T. Jeffires, Principal Executive Officer

Date                      December 28, 2009
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(Registrant) Ambassador Funds
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By (Signature and Title)* /s/ Lynn H. Waterloo
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                          Lynn H. Waterloo, Principal Financial Officer

Date                      December 28, 2009
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
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                          Brian T. Jeffries, Principal Executive Officer

Date                      December 28, 2009
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By (Signature and Title)* /s/  LYNN H. WATERLOO
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                          Lynn H. Waterloo, Principal Financial Officer

Date                      December 28, 2009
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